Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Segment Informations

	Upstream		Gas and Power		Downstream	Central Administration and Others	Consolidation Adjustments (1)	Total
For the year ended December 31, 2019
Revenues from sales	2,046		131,055		531,724	19,743	(5,973)	678,595
Revenues from intersegment sales	286,585		8,697		3,447	27,502	(326,231)	—

Revenues	288,631		139,752		535,171	47,245	(332,204)	678,595

Operating profit / (loss)	(49,194)		2,944		40,653	(15,866)	451	(21,012)
Income from equity interests in associates and joint ventures	—		5,339		2,629	—	—	7,968
Depreciation of property, plant and equipment	119,821	(3)	1,378		20,805	3,890	—	145,894
Impairment of property, plant and equipment (2)	40,561		868		—	—	—	41,429
Acquisition of property, plant and equipment	136,589		6,170		22,455	7,630	—	172,844
Assets	742,850		199,357		508,026	129,331	(6,275)	1,573,289
For the year ended December 31, 2018
Revenues from sales	3,108		91,176		338,042	8,363	(4,869)	435,820
Revenues from intersegment sales	207,480		7,862		1,688	13,186	(230,216)	—

Revenues	210,588		99,038		339,730	21,549	(235,085)	435,820

Operating profit / (loss)	22,483		16,786	(4)	7,818	(6,055)	2,748	43,780
Income from equity interests in associates and joint ventures	—		4,435		404	—	—	4,839
Depreciation of property, plant and equipment	72,052	(3)	928		12,285	2,304	—	87,569
Recovery of property, plant and equipment (2)	2,900		—		—	—	—	2,900
Acquisition of property, plant and equipment	63,171		1,968		15,632	2,877	—	83,648
Assets	480,263		129,885		307,312	82,762	(6,206)	994,016
For the year ended December 31, 2017
Revenues from sales	739		56,805		195,321	2,534	(2,586)	252,813
Revenues from intersegment sales	115,955		4,075		988	7,133	(128,151)	—

Revenues	116,694		60,880		196,309	9,667	(130,737)	252,813

Operating profit / (loss)	3,877		3,259		15,813	(4,400)	(2,476)	16,073
Income from equity interests in associates and joint ventures	—		634		794	—	—	1,428
Depreciation of property, plant and equipment	45,279	(3)	290		6,926	1,017	—	53,512
Recovery of property, plant and equipment (2)	5,032		—		—	—	—	5,032
Acquisition of property, plant and equipment	39,411		3,867		8,179	1,639	—	53,096
Assets	251,525		45,395		158,800	53,934	(3,936)	505,718

(1)	Corresponds to the elimination among segments of the YPF Group.
(2)	See Notes 2.c. and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes the result for revaluation of the interest in YPF EE. See Note 3.

Summary of Revenue by Geographic Area
The distribution of revenues by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2019, 2018 and 2017, and property, plant and equipment by geographic area as of December 31, 2019, 2018 and 2017 are as follows:

	Revenues			Property, plant and equipment
	2019	2018	2017	2019	2018	2017
Argentina	589,653	390,892	230,728	1,068,832	698,222	353,868
Mercosur and associated countries	36,154	20,056	8,694	179	865	575
Rest of the world	35,836	15,711	8,785	—	—	—
Europe	16,952	9,161	4,606	—	—	—

	678,595	435,820	252,813	1,069,011	699,087	354,443